Accounts Payable (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable [Abstract]
Creditors	$ 4,578	$ 1,744
Brokers	2,328	2,262
Professional and legal fees	1,567	833
Total accounts payable	$ 8,473	$ 4,839